UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-22121

Registrant Name:	PIMCO Income Opportunity Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	March 31, 2016

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Income Opportunity Fund

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 160.2%
BANK LOAN OBLIGATIONS 4.0%
Energy Future Intermediate Holding Co. LLC		$7,507	$7,509
4.250% due 12/19/2016
iHeartCommunications, Inc.
7.183% due 01/30/2019		4,600	3,161
OGX (13.000% PIK)
13.000% due 04/10/2049 (b)		271	93
Sequa Corp.
5.250% due 06/19/2017		3,118	2,151

Total Bank Loan Obligations (Cost $15,340)			12,914

CORPORATE BONDS & NOTES 48.4%
BANKING & FINANCE 20.1%
AGFC Capital Trust
6.000% due 01/15/2067 (i)		2,300	1,196
Banco Continental SAECA
8.875% due 10/15/2017 (i)		3,900	3,954
Banco do Brasil S.A.
6.250% due 04/15/2024 (f)		240	135
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	3,100	864
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)(i)		2,100	2,357
Barclays Bank PLC
7.625% due 11/21/2022 (i)		$400	431
14.000% due 06/15/2019 (f)(i)	GBP	2,170	3,947
Barclays PLC
7.875% due 09/15/2022 (f)		1,400	1,794
8.000% due 12/15/2020 (f)	EUR	200	221
Blackstone CQP Holdco LP
9.296% due 03/19/2019		$11,633	11,764
Cantor Fitzgerald LP
7.875% due 10/15/2019 (i)		3,160	3,504
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023 (i)		1,300	1,212
Credit Agricole S.A.
7.875% due 01/23/2024 (f)(i)		1,900	1,803
Credit Suisse AG
6.500% due 08/08/2023 (i)		200	216
Exeter Finance Corp.
9.750% due 05/20/2019		2,800	2,631
Jefferies Finance LLC
7.500% due 04/15/2021 (i)		2,285	1,974
Jefferies LoanCore LLC
6.875% due 06/01/2020		1,050	906
KGH Intermediate Holdco LLC
8.500% due 08/08/2019 (g)		5,005	4,265
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,200	1,343
Navient Corp.
5.500% due 01/15/2019 (i)		$845	834
5.625% due 08/01/2033		170	121
OneMain Financial Holdings LLC
7.250% due 12/15/2021 (i)		1,456	1,456
Pinnacol Assurance
8.625% due 06/25/2034 (g)		2,900	3,129
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022 (i)		6,400	6,644
6.125% due 02/07/2022		600	623
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	913	1,261
TIG FinCo PLC
8.500% due 03/02/2020		431	632
8.750% due 04/02/2020 (i)		2,336	2,726
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (d)		$10,954	2,551
Vnesheconombank Via VEB Finance PLC
5.942% due 11/21/2023 (i)		1,100	1,074

			65,568

INDUSTRIALS 19.8%
Ancestry.com Holdings LLC (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (b)		800	803

BMC Software Finance, Inc.
8.125% due 07/15/2021		239	173
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)(i)		3,362	2,337
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(i)		10,192	8,689
9.000% due 02/15/2020 ^		583	498
California Resources Corp.
8.000% due 12/15/2022		1,926	746
Chesapeake Energy Corp.
3.872% due 04/15/2019		60	24
Continental Airlines Pass-Through Trust
7.707% due 10/02/2022 (i)		680	741
8.048% due 05/01/2022 (i)		669	734
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		200	0
9.250% due 06/30/2020 ^		1,800	1
Crimson Merger Sub, Inc.
6.625% due 05/15/2022 (i)		1,000	758
CVS Pass-Through Trust
7.507% due 01/10/2032 (i)		2,575	3,107
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021 (i)		566	636
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (i)		1,500	1,305
Enterprise Inns PLC
6.875% due 05/09/2025	GBP	20	29
Forbes Energy Services Ltd.
9.000% due 06/15/2019		$1,580	664
Global Geophysical Services, Inc.
10.500% due 05/01/2017 ^		958	66
Harvest Operations Corp.
6.875% due 10/01/2017 (i)		2,820	1,727
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	800	831
iHeartCommunications, Inc.
9.000% due 03/01/2021 (i)		$3,790	2,653
Intelsat Jackson Holdings S.A.
8.000% due 02/15/2024		1,800	1,859
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		3,958	1,197
8.125% due 06/01/2023		166	50
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		6,181	5,115
Millar Western Forest Products Ltd.
8.500% due 04/01/2021 (i)		1,876	797
Numericable SFR S.A.
4.875% due 05/15/2019		237	237
6.000% due 05/15/2022 (i)		500	490
OGX Austria GmbH
8.375% due 04/01/2022 ^		3,300	0
8.500% due 06/01/2018 ^		3,700	0
Perstorp Holding AB
8.750% due 05/15/2017 (i)		4,600	4,612
Petroleos de Venezuela S.A.
6.000% due 11/15/2026		130	40
Rockies Express Pipeline LLC
6.875% due 04/15/2040		213	179
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	100	143
Sequa Corp.
7.000% due 12/15/2017 (i)		$2,700	385
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017 (i)		7,650	7,535
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	2,175	3,232
Tembec Industries, Inc.
9.000% due 12/15/2019 (i)		$1,800	1,251
Times Square Hotel Trust
8.528% due 08/01/2026 (i)		4,798	5,680
UAL Pass-Through Trust
9.750% due 07/15/2018 (i)		970	1,019
10.400% due 05/01/2018 (i)		630	655
UCP, Inc.
8.500% due 10/21/2017		2,800	2,813
Unique Pub Finance Co. PLC
7.395% due 03/28/2024	GBP	500	706

			64,517

UTILITIES 8.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$200	222
Frontier Communications Corp.
8.875% due 09/15/2020		280	293
10.500% due 09/15/2022		450	463
11.000% due 09/15/2025		450	454

Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		200	185
6.000% due 11/27/2023 (i)		1,350	1,342
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021		381	394
6.510% due 03/07/2022 (i)		3,400	3,567
6.605% due 02/13/2018	EUR	100	122
8.625% due 04/28/2034		$1,081	1,279
9.250% due 04/23/2019		100	114
Genesis Energy LP
5.625% due 06/15/2024 (i)		1,100	929
Illinois Power Generating Co.
6.300% due 04/01/2020 (i)		4,295	1,439
7.950% due 06/01/2032 (i)		4,033	1,250
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		3,925	1,276
Petrobras Global Finance BV
3.002% due 03/17/2017		100	97
5.750% due 01/20/2020		570	492
6.250% due 03/17/2024		20	16
6.250% due 12/14/2026	GBP	600	602
6.625% due 01/16/2034		200	191
7.875% due 03/15/2019 (i)		$9,700	9,327
Sierra Hamilton LLC
12.250% due 12/15/2018		200	120
Sprint Capital Corp.
6.875% due 11/15/2028		200	147
Sprint Corp.
7.125% due 06/15/2024 (i)		4,082	3,051
7.875% due 09/15/2023 (i)		165	127

			27,499

Total Corporate Bonds & Notes (Cost $189,574)			157,584

CONVERTIBLE BONDS & NOTES 1.5%
BANKING & FINANCE 1.5%
SL Green Operating Partnership LP
3.000% due 10/15/2017		3,800	4,873

Total Convertible Bonds & Notes (Cost $3,793)			4,873

MUNICIPAL BONDS & NOTES 0.9%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		120	123
7.750% due 01/01/2042		210	209

			332

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		180	181

WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		2,730	2,450

Total Municipal Bonds & Notes (Cost $3,125)			2,963

U.S. GOVERNMENT AGENCIES 0.3%
Fannie Mae
4.000% due 11/01/2033 - 10/01/2040		76	81
Freddie Mac
0.713% due 10/25/2020 (a)(i)		28,137	750

Total U.S. Government Agencies (Cost $877)			831

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Floating Rate Notes
0.468% due 10/31/2017 (l)		469	469

Total U.S. Treasury Obligations (Cost $469)			469

NON-AGENCY MORTGAGE-BACKED SECURITIES 43.9%
Adjustable Rate Mortgage Trust
2.920% due 01/25/2036		224	193
Auburn Securities PLC
0.906% due 10/01/2041	GBP	237	327
Banc of America Alternative Loan Trust
15.987% due 09/25/2035 ^		$1,988	2,569

Banc of America Funding Trust
2.527% due 12/20/2036		191	191
2.811% due 12/20/2034		1,288	1,173
3.030% due 03/20/2036 ^		1,400	1,203
3.232% due 10/20/2046 ^		674	498
Banc of America Mortgage Trust
2.747% due 10/20/2046 ^		181	109
2.823% due 09/25/2034		221	216
5.750% due 08/25/2034		408	430
Bear Stearns Adjustable Rate Mortgage Trust
2.578% due 09/25/2034		119	112
2.883% due 08/25/2047 ^		534	430
2.915% due 09/25/2034		112	109
2.929% due 03/25/2035		520	487
2.961% due 10/25/2036 ^		1,297	1,088
4.694% due 06/25/2047 ^		381	338
Bear Stearns ALT-A Trust
0.753% due 06/25/2046 ^(i)		4,379	3,036
1.133% due 01/25/2035 (i)		929	901
2.667% due 11/25/2035		81	63
2.708% due 08/25/2036 ^		3,722	3,167
2.902% due 04/25/2035		441	332
3.097% due 05/25/2035		673	570
3.111% due 08/25/2036 ^		661	488
3.408% due 05/25/2036 ^(i)		1,082	820
3.814% due 09/25/2034		681	671
4.009% due 07/25/2035 ^		415	340
4.397% due 11/25/2036 ^		692	488
Bluestone Securities PLC
0.807% due 06/09/2043	GBP	407	538
BRAD Resecuritization Trust
2.179% due 03/12/2021		$3,369	249
6.550% due 03/12/2021		630	649
CBA Commercial Small Balance Commercial Mortgage
5.540% due 01/25/2039 ^		1,982	1,604
Celtic Residential Irish Mortgage Securitisation PLC
0.001% due 11/13/2047 (i)	EUR	566	606
Chase Mortgage Finance Trust
5.500% due 11/25/2021 ^		$1,076	878
6.000% due 03/25/2037 ^		1,093	936
Citigroup Global Markets Mortgage Securities, Inc.
6.500% due 02/25/2029		379	383
Citigroup Mortgage Loan Trust, Inc.
3.038% due 03/25/2037 ^(i)		2,039	1,607
5.500% due 11/25/2035 ^		862	762
Commercial Mortgage Trust
6.139% due 07/10/2046 (i)		2,170	2,346
Countrywide Alternative Loan Trust
0.683% due 06/25/2037 ^(i)		1,252	910
0.758% due 11/20/2035 (i)		9,850	7,879
0.783% due 05/25/2036 ^(i)		2,319	1,233
0.783% due 06/25/2036 ^(i)		2,031	1,202
5.500% due 10/25/2035 ^		447	415
5.500% due 12/25/2035 ^(i)		2,186	1,912
5.750% due 05/25/2036 ^		405	337
6.000% due 11/25/2035 ^		450	219
6.000% due 04/25/2036 ^(i)		434	381
6.000% due 04/25/2037 ^		773	555
6.000% due 05/25/2037 ^(i)		1,643	1,388
6.250% due 08/25/2037 ^		448	365
6.500% due 09/25/2032 ^		471	455
6.500% due 07/25/2035 ^		759	607
6.500% due 06/25/2036 ^(i)		650	496
Countrywide Home Loan Mortgage Pass-Through Trust
1.073% due 03/25/2035 (i)		971	814
2.535% due 08/20/2035 ^		139	131
2.687% due 06/20/2035		373	336
2.728% due 11/25/2035 ^(i)		3,412	2,900
2.763% due 08/25/2034 ^		91	80
2.815% due 03/25/2037 ^		1,505	1,232
2.867% due 09/25/2047 ^		1,127	999
5.500% due 08/25/2035 ^		119	107
Credit Suisse Commercial Mortgage Trust
6.500% due 07/26/2036 ^		559	316
Credit Suisse First Boston Mortgage Securities Corp.
7.500% due 05/25/2032		1,779	1,900
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.033% due 07/25/2036 ^		708	267
5.896% due 04/25/2036		603	441
6.500% due 05/25/2036 ^		505	319
Deutsche ALT-A Securities, Inc.
0.583% due 02/25/2047		808	563
Deutsche ALT-B Securities, Inc.
6.250% due 07/25/2036 ^		140	108
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
5.500% due 09/25/2033		193	200

Downey Savings & Loan Association Mortgage Loan Trust
0.612% due 04/19/2047 ^		538	201
EMF-NL BV
0.858% due 07/17/2041	EUR	800	782
2.108% due 10/17/2041		1,000	1,081
Epic Drummond Ltd.
0.044% due 01/25/2022		1,904	1,951
First Horizon Alternative Mortgage Securities Trust
2.386% due 05/25/2036 ^		$2,571	2,067
2.397% due 08/25/2035 ^		233	58
2.429% due 02/25/2036		267	213
2.443% due 11/25/2036 ^		1,872	1,437
6.250% due 11/25/2036 ^		153	112
First Horizon Mortgage Pass-Through Trust
2.435% due 07/25/2037 ^		175	144
2.735% due 01/25/2037 ^(i)		1,432	1,260
5.500% due 08/25/2035		204	183
FREMF Mortgage Trust
0.100% due 05/25/2020 (a)		48,177	145
GMAC Mortgage Corp. Loan Trust
3.160% due 06/25/2034		241	234
3.195% due 07/19/2035		105	95
3.277% due 06/25/2034		204	202
GreenPoint Mortgage Funding Trust
0.613% due 01/25/2037		1,518	1,212
GS Mortgage Securities Trust
1.460% due 08/10/2043 (a)		8,296	427
6.076% due 08/10/2043 (i)		2,100	2,188
GSR Mortgage Loan Trust
0.883% due 07/25/2037 ^		545	375
2.910% due 01/25/2036 ^(i)		1,847	1,718
3.144% due 12/25/2034		41	38
6.000% due 09/25/2034		186	185
HarborView Mortgage Loan Trust
0.622% due 02/19/2046 (i)		2,358	1,791
0.642% due 11/19/2036 (i)		4,387	3,222
0.992% due 06/19/2034		352	325
1.072% due 01/19/2035 (i)		353	302
2.799% due 08/19/2036 ^		302	223
3.988% due 06/19/2036 ^		1,467	980
HomeBanc Mortgage Trust
0.683% due 03/25/2035		468	398
IM Pastor Fondo de Titulizacion de Activos
0.009% due 03/22/2044	EUR	796	680
Impac CMB Trust
0.953% due 11/25/2035 ^		$428	338
IndyMac Mortgage Loan Trust
0.663% due 04/25/2035		243	209
1.233% due 08/25/2034		248	209
1.293% due 09/25/2034		554	502
2.334% due 06/25/2037 ^		447	337
2.863% due 05/25/2037 ^(i)		1,591	1,212
2.924% due 12/25/2036 ^		1,917	1,681
4.408% due 11/25/2036 ^		1,405	1,241
4.482% due 05/25/2037 ^		37	5
JPMorgan Alternative Loan Trust
2.677% due 05/25/2036 ^		609	465
5.500% due 11/25/2036 ^		7	5
JPMorgan Commercial Mortgage-Backed Securities Trust
5.635% due 03/18/2051 (i)		4,000	4,055
JPMorgan Mortgage Trust
2.663% due 10/25/2036 ^		75	64
2.688% due 07/25/2035		159	158
2.760% due 05/25/2036 ^		1,056	939
6.000% due 08/25/2037 ^		845	738
Landmark Mortgage Securities PLC
0.088% due 06/17/2038	EUR	318	342
0.809% due 06/17/2038	GBP	835	1,127
Lehman Mortgage Trust
5.940% due 04/25/2036		$473	422
6.000% due 05/25/2037 ^(i)		2,136	2,075
MASTR Adjustable Rate Mortgages Trust
1.091% due 01/25/2047 ^(i)		522	363
3.256% due 10/25/2034		1,031	903
Morgan Stanley Mortgage Loan Trust
2.608% due 07/25/2035 ^(i)		2,347	1,920
2.803% due 01/25/2035 ^		363	181
5.750% due 12/25/2035 ^		644	624
6.000% due 08/25/2037 ^		375	342
Prime Mortgage Trust
0.783% due 06/25/2036 ^		4,386	2,399
7.000% due 07/25/2034		237	227
RBSSP Resecuritization Trust
6.000% due 07/26/2037		9,057	6,479
Regal Trust
2.155% due 09/29/2031		19	17

Residential Accredit Loans, Inc. Trust
0.643% due 06/25/2037	2,598	1,845
5.500% due 04/25/2037	164	131
6.000% due 08/25/2035 ^	778	706
6.000% due 01/25/2037 ^(i)	767	637
Residential Asset Securitization Trust
6.000% due 03/25/2037 ^(i)	609	417
Residential Funding Mortgage Securities, Inc. Trust
4.443% due 07/27/2037 ^	430	372
6.000% due 06/25/2037 ^	647	569
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048 (i)	2,000	2,020
Sequoia Mortgage Trust
2.846% due 01/20/2038 ^	462	385
Structured Adjustable Rate Mortgage Loan Trust
2.686% due 01/25/2036 ^	1,540	1,159
3.128% due 08/25/2034	32	31
4.416% due 11/25/2036 ^	720	685
Structured Asset Mortgage Investments Trust
0.643% due 08/25/2036 ^(i)	2,970	2,219
0.663% due 05/25/2045	210	183
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.564% due 01/25/2034	563	529
TBW Mortgage-Backed Trust
6.000% due 07/25/2036 ^	408	296
WaMu Commercial Mortgage Securities Trust
5.786% due 03/23/2045 (i)	5,000	4,982
WaMu Mortgage Pass-Through Certificates Trust
2.149% due 11/25/2036 ^	454	385
2.164% due 07/25/2046 (i)	2,595	2,310
2.211% due 06/25/2037 ^(i)	2,196	1,874
2.348% due 03/25/2037 ^	723	574
2.402% due 07/25/2037 ^	1,722	1,545
2.472% due 02/25/2037 ^	1,198	1,071
2.485% due 07/25/2037 ^(i)	3,731	3,024
2.487% due 03/25/2033	118	117
Washington Mutual Mortgage Pass-Through Certificates Trust
1.201% due 10/25/2046 ^	659	465
1.600% due 06/25/2033	67	66
Wells Fargo Mortgage-Backed Securities Trust
0.933% due 07/25/2037 ^	406	352
2.743% due 09/25/2036 ^	38	35
2.743% due 10/25/2036 ^	40	37
2.765% due 04/25/2036 ^	42	41

Total Non-Agency Mortgage-Backed Securities (Cost $124,052)		142,844

ASSET-BACKED SECURITIES 47.9%
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021	212	70
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.158% due 05/25/2034	154	112
3.283% due 08/25/2032	1,345	1,261
Asset-Backed Funding Certificates Trust
0.583% due 10/25/2036 (i)	8,439	7,079
0.993% due 10/25/2033	167	147
1.093% due 03/25/2035 (i)	4,431	3,476
Associates Manufactured Housing Pass-Through Certificates
7.150% due 03/15/2028 (i)	1,611	1,906
Bear Stearns Asset-Backed Securities Trust
0.834% due 09/25/2034 (i)	677	613
0.834% due 09/25/2034	231	210
2.918% due 07/25/2036	723	441
Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030	3,573	1,765
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031	1,024	1,134
7.960% due 05/01/2031	1,778	1,270
7.970% due 05/01/2032	273	166
8.060% due 09/01/2029	3,097	1,843
9.163% due 03/01/2033	3,070	2,704
Conseco Financial Corp.
6.220% due 03/01/2030	139	148
6.330% due 11/01/2029	77	79
6.530% due 02/01/2031	1,427	1,435
7.050% due 01/15/2027	228	243
7.140% due 03/15/2028	308	321
7.240% due 06/15/2028	134	134
Countrywide Asset-Backed Certificates
0.573% due 06/25/2035 (i)	11,249	9,014
0.686% due 01/25/2037 (i)	15,575	11,956
0.773% due 12/25/2036 ^	817	553
0.993% due 08/25/2032 ^	401	336
1.408% due 02/25/2034	320	295
1.708% due 02/25/2035 (i)	3,750	3,404

Countrywide Asset-Backed Certificates Trust
0.583% due 03/25/2047 (i)		10,468	9,289
1.213% due 11/25/2034 (i)		528	514
4.693% due 10/25/2035		50	51
Credit Suisse First Boston Mortgage Securities Corp.
1.483% due 02/25/2031		2,548	2,322
Credit-Based Asset Servicing and Securitization LLC
1.756% due 12/25/2035		1,377	1,056
First Franklin Mortgage Loan Trust
0.883% due 11/25/2036 (i)		10,000	8,627
1.033% due 07/25/2035 (i)		8,092	5,849
Greenpoint Manufactured Housing
8.300% due 10/15/2026		974	1,022
Home Equity Asset Trust
2.833% due 10/25/2033		31	28
Home Equity Loan Trust
0.663% due 04/25/2037		6,015	3,411
0.773% due 04/25/2037		8,700	4,654
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.673% due 04/25/2037 (i)		17,866	10,351
0.753% due 04/25/2037 (i)		6,117	4,203
JPMorgan Mortgage Acquisition Trust
0.516% due 08/25/2036		10	5
0.623% due 03/25/2047		1,849	1,279
KGS Alpha SBA Trust
1.027% due 04/25/2038 (a)		1,892	71
Lehman ABS Mortgage Loan Trust
0.523% due 06/25/2037		6,868	4,019
0.633% due 06/25/2037		5,346	3,188
Long Beach Mortgage Loan Trust
2.908% due 03/25/2032		357	299
MASTR Asset-Backed Securities Trust
5.233% due 11/25/2035		134	135
Morgan Stanley Dean Witter Capital, Inc. Trust
1.858% due 02/25/2033 (i)		531	504
Morgan Stanley Home Equity Loan Trust
1.483% due 12/25/2034 (i)		4,445	3,858
NovaStar Mortgage Funding Trust
0.603% due 11/25/2036		1,607	714
Oakwood Mortgage Investors, Inc.
0.666% due 06/15/2032		23	20
Option One Mortgage Loan Trust
5.662% due 01/25/2037 ^		24	24
Origen Manufactured Housing Contract Trust
7.650% due 03/15/2032		2,507	2,619
Ownit Mortgage Loan Trust
3.448% due 12/25/2036		2,696	1,592
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.308% due 10/25/2034		1,161	603
Residential Asset Mortgage Products Trust
1.561% due 08/25/2033		923	809
2.158% due 09/25/2034		3,239	2,182
4.020% due 04/25/2033		4	3
5.220% due 07/25/2034 ^		123	116
5.809% due 11/25/2033 (i)		1,092	1,165
Residential Asset Securities Corp. Trust
0.873% due 10/25/2035		3,526	2,603
4.470% due 03/25/2032		3	3
Saxon Asset Securities Trust
1.408% due 12/26/2034		668	500
Securitized Asset-Backed Receivables LLC Trust
0.663% due 02/25/2037 ^		428	208
1.108% due 01/25/2035		54	49
South Coast Funding Ltd.
0.872% due 01/06/2041		45,837	13,293
Specialty Underwriting & Residential Finance Trust
0.583% due 06/25/2037 (i)		6,888	4,597
Structured Asset Investment Loan Trust
0.653% due 01/25/2036 (i)		7,019	5,133
Structured Asset Securities Corp. Mortgage Loan Trust
0.733% due 06/25/2035		529	463
Talon Funding Ltd.
1.126% due 06/05/2035		1,901	1,216
UCFC Home Equity Loan Trust
7.750% due 04/15/2030		741	742
Vanderbilt Acquisition Loan Trust
7.330% due 05/07/2032		349	375

Total Asset-Backed Securities (Cost $148,498)			155,879

SOVEREIGN ISSUES 0.5%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	175	188
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	42	10
10.000% due 01/01/2023		62	15
10.000% due 01/01/2025		900	203

Costa Rica Government International Bond
7.000% due 04/04/2044		$500		453
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	46,000		370
4.500% due 07/03/2017		40,000		322
4.750% due 04/17/2019	EUR	200		203

Total Sovereign Issues (Cost $2,100)				1,764

		SHARES
COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Tribune Media Co. ‘A’		5,969		229
Tribune Publishing Co.		1,492		11

				240

ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR (c)		110,823		0

FINANCIALS 0.0%
TIG FinCo PLC (g)		330,393		228

Total Common Stocks (Cost $830)				468

WARRANTS 0.0%
INDUSTRIALS 0.0%
Global Geophysical Services, Inc. - Exp. 05/01/2049		4,165		2

Total Warrants (Cost $39)				2

CONVERTIBLE PREFERRED SECURITIES 5.4%
BANKING & FINANCE 5.4%
Wells Fargo & Co.
7.500% (f)		14,500		17,476

Total Convertible Preferred Securities (Cost $9,203)				17,476

PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
AgriBank FCB
6.875% due 01/01/2024 (f)		6,000		636
Navient Corp. CPI Linked Security
2.730% due 03/15/2017		32,400		792
2.780% due 01/16/2018		8,500		199

Total Preferred Securities (Cost $1,060)				1,627

SHORT-TERM INSTRUMENTS 6.6%
REPURCHASE AGREEMENTS (h) 3.7%				12,048

		PRINCIPAL AMOUNT (000S	)
U.S. TREASURY BILLS 2.9%
0.269% due 04/14/2016 (d)(e)(l)		$9,580		9,580

Total Short-Term Instruments (Cost $21,627)				21,628

Total Investments in Securities (Cost $520,587)				521,322

Total Investments 160.2% (Cost $520,587)				$521,322
Financial Derivative Instruments (j)(k) (2.3%) (Cost or Premiums, net $(5,381))				(7,620)
Other Assets and Liabilities, net (57.9%)				(188,197)

Net Assets 100.0%				$325,505

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Payment in-kind bond security.

(c)	Security did not produce income within the last twelve months.

(d)	Zero coupon bond.

(e)	Coupon represents a yield to maturity.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC 8.500% due 08/08/2019	08/07/2014	$4,933	$4,265	1.31%
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	2,900	3,129	0.96
TIG FinCo PLC	04/02/2015	490	228	0.07

		$8,323	$7,622	2.34%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
MBC	0.460%	03/31/2016	04/01/2016	$11,500	U.S. Treasury Notes 1.875% due 10/31/2022	$(11,862)	$11,500	$11,500
SSB	0.010	03/31/2016	04/01/2016	548	U.S. Treasury Notes 2.250% - 3.750% due 11/15/2018 - 07/31/2021	(562)	548	548

Total Repurchase Agreements						$(12,424)	$12,048	$12,048

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BCY	(1.000)%	02/26/2016	TBD	(2)		$(268)	$(268)
	0.900	11/24/2015	TBD	(2)		(4,824)	(4,840)
	1.650	03/01/2016	06/02/2016			(601)	(602)
	1.720	02/09/2016	05/09/2016			(601)	(603)
	1.968	02/19/2016	05/17/2016			(1,286)	(1,289)
	2.125	04/01/2016	07/01/2016			(3,083)	(3,083)
	2.131	10/02/2015	04/01/2016			(3,312)	(3,348)
	2.136	02/29/2016	05/23/2016			(3,748)	(3,755)
	2.212	05/15/2015	11/14/2016			(7,745)	(7,767)
	2.444	09/25/2015	09/26/2016			(8,957)	(8,961)
BOS	2.511	01/06/2016	04/06/2016			(1,836)	(1,847)
BPG	1.360	01/13/2016	04/11/2016			(1,714)	(1,719)
	1.450	03/24/2016	04/26/2016			(1,851)	(1,852)
BRC	1.750	02/12/2016	05/10/2016			(1,462)	(1,466)
DEU	1.300	01/21/2016	04/21/2016			(2,272)	(2,278)
	1.300	02/12/2016	05/03/2016			(790)	(791)
	1.300	02/12/2016	05/12/2016			(1,745)	(1,748)
	1.300	02/26/2016	05/26/2016			(2,956)	(2,960)
	1.300	03/01/2016	06/01/2016			(1,889)	(1,891)
	1.300	03/04/2016	06/06/2016			(257)	(257)
	1.300	03/11/2016	06/01/2016			(3,248)	(3,251)
JML	1.250	03/24/2016	04/04/2016			(5,108)	(5,109)
	1.250	03/28/2016	04/06/2016			(1,924)	(1,924)
	1.250	04/04/2016	04/19/2016			(2,130)	(2,130)
	1.350	02/22/2016	04/06/2016			(2,819)	(2,823)
JPS	1.250	04/04/2016	04/19/2016			(3,832)	(3,832)
	2.268	02/12/2016	05/12/2016			(6,809)	(6,830)
MSC	1.000	01/08/2016	04/08/2016			(3,598)	(3,606)
	1.450	02/09/2016	05/09/2016			(1,291)	(1,294)
	1.600	03/21/2016	06/10/2016			(3,447)	(3,449)
RBC	1.380	12/24/2015	06/24/2016			(2,981)	(2,992)
RDR	0.840	03/09/2016	04/07/2016			(1,070)	(1,071)
	1.100	11/30/2015	05/27/2016			(2,107)	(2,115)
RTA	1.401	01/14/2016	07/14/2016			(451)	(452)
	1.477	10/26/2015	04/26/2016			(2,872)	(2,891)
	1.626	04/29/2015	05/02/2016			(7,316)	(7,428)
	1.628	04/15/2015	04/15/2016			(6,593)	(6,698)
	1.631	04/27/2015	04/25/2016			(2,406)	(2,443)
	1.763	10/28/2015	10/27/2016			(4,727)	(4,763)
	2.094	01/05/2016	01/04/2017			(7,858)	(7,898)
	2.211	03/15/2016	03/14/2017			(3,996)	(4,000)
SAL	1.403	01/04/2016	04/04/2016			(4,701)	(4,717)
	1.534	03/08/2016	06/06/2016			(425)	(425)
	1.534	03/16/2016	06/13/2016			(805)	(806)
SOG	1.190	03/04/2016	05/16/2016			(614)	(615)
	1.250	02/12/2016	05/12/2016			(729)	(730)
	1.290	01/19/2016	04/18/2016			(2,691)	(2,698)
	1.290	02/12/2016	05/12/2016			(638)	(639)
	1.290	02/23/2016	05/20/2016			(952)	(953)
	1.290	02/24/2016	05/24/2016			(4,083)	(4,088)
	1.290	03/01/2016	06/01/2016			(1,694)	(1,696)
	1.290	03/23/2016	04/28/2016			(896)	(896)
	2.280	01/20/2016	07/20/2016			(15,027)	(15,096)
UBS	0.600	01/26/2016	04/26/2016		EUR	(1,760)	(2,005)
	0.760	02/12/2016	04/18/2016			(428)	(487)
	1.000	11/03/2015	05/03/2016			$(212)	(213)
	1.050	11/20/2015	05/20/2016			(212)	(213)
	1.100	11/03/2015	05/03/2016			(926)	(930)
	1.100	11/20/2015	05/20/2016			(6,644)	(6,671)
	1.150	11/20/2015	05/20/2016			(1,009)	(1,013)
	1.150	02/18/2016	05/18/2016		GBP	(1,735)	(2,496)
	1.150	03/18/2016	06/20/2016			(2,611)	(3,751)
	1.270	01/19/2016	04/19/2016			$(3,578)	(3,587)
	1.370	01/19/2016	04/19/2016			(729)	(731)
	1.470	01/28/2016	04/28/2016			(929)	(931)
	1.520	01/28/2016	04/28/2016			(337)	(338)
	1.580	02/29/2016	05/27/2016			(102)	(102)
	1.630	02/29/2016	05/27/2016			(527)	(528)
	1.630	03/01/2016	06/03/2016			(811)	(812)
	2.062	01/05/2016	04/05/2016			(2,477)	(2,489)
	2.112	01/05/2016	04/05/2016			(7,569)	(7,608)
	2.162	01/05/2016	04/05/2016			(1,719)	(1,728)
	2.292	01/04/2016	07/05/2016			(2,910)	(2,926)
	2.342	01/04/2016	07/05/2016			(997)	(1,003)
	2.392	01/04/2016	07/05/2016			(1,182)	(1,189)

Total Reverse Repurchase Agreements							$(203,434)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(216,177) at a weighted average interest rate of 1.358%.

(i)	Securities with an aggregate market value of $247,853 and cash of $2,216 have been pledged as collateral under the terms of master agreements as of March 31, 2016.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024	CAD	13,300	$1,696	$1,079	$0	$(36)
Receive	3-Month CAD-Bank Bill	3.500	06/20/2044		4,400	(1,145)	(991)	21	0
Pay	3-Month USD-LIBOR	2.000	12/16/2020		$22,100	982	399	37	0
Receive	3-Month USD-LIBOR *	2.250	06/15/2026		6,800	(363)	(403)	0	(25)
Receive	3-Month USD-LIBOR *	2.500	06/15/2046		17,400	(1,303)	(2,184)	0	(120)
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025	AUD	5,200	320	191	29	0

						$187	$(1,909)	$87	$(181)

Total Swap Agreements						$187	$(1,909)	$87	$(181)

*	This security has a forward starting effective date.

Cash of $2,044 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2016		$65	JPY	7,300	$0	$0
BPS	04/2016	BRL	3,556		$965	0	(24)
	04/2016		$999	BRL	3,556	0	(10)
CBK	04/2016	EUR	359		$395	0	(14)
	05/2016	CAD	180		130	0	(8)
GLM	04/2016	BRL	11,463		3,221	33	0
	04/2016		$2,865	BRL	11,463	323	0
	04/2016		385	EUR	349	12	0
	04/2016		18,193	GBP	12,840	249	0
	05/2016	GBP	8,371		$11,955	0	(69)
HUS	04/2016	BRL	7,203		1,999	0	(4)
	04/2016		$2,024	BRL	7,203	0	(21)
	04/2016		668	JPY	75,200	0	0
	05/2016	JPY	75,200		$669	0	0
	05/2016		$1,985	BRL	7,203	3	0
JPM	04/2016	BRL	703		$193	0	(3)
	04/2016	GBP	1,240		1,794	13	0
	04/2016		$198	BRL	703	0	(2)
MSB	04/2016	EUR	8,278		$9,084	0	(336)
NAB	04/2016	JPY	82,500		737	4	0
SCX	04/2016	GBP	11,600		16,147	0	(514)
UAG	04/2016		$9,281	EUR	8,288	150	0
	05/2016	EUR	8,288		$9,289	0	(150)

Total Forward Foreign Currency Contracts						$787	$(1,155)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Russia Government International Bond	1.000%	06/20/2024	3.229%	$400	$(40)	$(21)	$0	$(61)
BRC	Gazprom S.A.	1.900	12/20/2017	1.797	1,250	0	9	9	0
	JSC VTB Bank	2.340	12/20/2017	3.352	1,250	0	(13)	0	(13)
	Russia Government International Bond	1.000	06/20/2024	3.229	400	(46)	(15)	0	(61)
	Russia Government International Bond	1.000	09/20/2024	3.244	300	(25)	(22)	0	(47)
CBK	Russia Government International Bond	1.000	06/20/2024	3.229	500	(53)	(23)	0	(76)
	Russia Government International Bond	1.000	09/20/2024	3.244	300	(26)	(21)	0	(47)
FBF	TNK-NS BP Finance S.A.	3.150	12/20/2017	3.205	1,500	0	12	12	0
GST	Petrobras Global Finance BV	1.000	09/20/2020	9.092	110	(16)	(15)	0	(31)
	Russia Government International Bond	1.000	03/20/2020	2.331	100	(19)	14	0	(5)
	Russia Government International Bond	1.000	06/20/2024	3.229	200	(23)	(8)	0	(31)
HUS	Russia Government International Bond	1.000	06/20/2019	2.019	130	(5)	1	0	(4)
	Russia Government International Bond	1.000	06/20/2024	3.229	130	(13)	(7)	0	(20)
	Russia Government International Bond	1.000	09/20/2024	3.244	69	(10)	(1)	0	(11)
JPM	Russia Government International Bond	1.000	06/20/2024	3.229	200	(18)	(12)	0	(30)

						$(294)	$(122)	$21	$(437)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
GST	ABX.HE.AA.6-1 Index	0.320%	07/25/2045	$18,549	$(3,691)	$(28)	$0	$(3,719)
	ABX.HE.PENAAA.7-1 Index	0.090	08/25/2037	5,802	(1,124)	(60)	0	(1,184)

					$(4,815)	$(88)	$0	$(4,903)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	1-Year BRL-CDI	12.230%	01/04/2021	BRL	14,300	$209	$(26)	$183	$0
HUS	Pay	1-Year BRL-CDI	11.680	01/04/2021		105,100	(481)	(1,541)	0	(2,022)
MYC	Pay	1-Year BRL-CDI	15.590	01/04/2021		20	0	0	0	0

							$(272)	$(1,567)	$183	$(2,022)

Total Swap Agreements							$(5,381)	$(1,777)	$204	$(7,362)

(l)	Securities with an aggregate market value of $7,720 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$12,821	$93	$12,914
Corporate Bonds & Notes
Banking & Finance	0	55,543	10,025	65,568
Industrials	0	61,638	2,879	64,517
Utilities	0	27,499	0	27,499
Convertible Bonds & Notes
Banking & Finance	0	4,873	0	4,873
Municipal Bonds & Notes
Illinois	0	332	0	332
Iowa	0	181	0	181
West Virginia	0	2,450	0	2,450
U.S. Government Agencies	0	831	0	831
U.S. Treasury Obligations	0	469	0	469
Non-Agency Mortgage-Backed Securities	0	141,946	898	142,844
Asset-Backed Securities	0	155,808	71	155,879
Sovereign Issues	0	1,764	0	1,764
Common Stocks
Consumer Discretionary	240	0	0	240
Financials	0	0	228	228
Warrants
Industrials	0	0	2	2
Convertible Preferred Securities
Banking & Finance	0	17,476	0	17,476
Preferred Securities
Banking & Finance	991	636	0	1,627
Short-Term Instruments
Repurchase Agreements	0	12,048	0	12,048
U.S. Treasury Bills	0	9,580	0	9,580

Total Investments	$1,231	$505,895	$14,196	$521,322

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	87	0	87
Over the counter	0	991	0	991
	$0	$1,078	$0	$1,078

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(181)	0	(181)
Over the counter	0	(8,517)	0	(8,517)

	$0	$(8,698)	$0	$(8,698)

Totals	$1,231	$498,275	$14,196	$513,702

There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2016:

Category and Subcategory	Beginning Balance at 06/30/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$304	$0	$0	$1	$0	$(212)	$0	$0	$93	$(212)
Corporate Bonds & Notes
Banking & Finance	23,887	608	(2,021)	9	(7)	(687)	0	(11,764)	10,025	(487)
Industrials	6,074	0	(635)	15	28	(109)	0	(2,494)	2,879	53
Non-Agency Mortgage-Backed Securities	1,012	0	(36)	3	2	15	0	(98)	898	16
Asset-Backed Securities	0	0	0	(12)	0	(15)	98	0	71	(15)
Common Stocks
Financials	332	0	0	0	0	(104)	0	0	228	(104)
Warrants
Industrials	40	0	0	0	0	(38)	0	0	2	(38)

Totals	$31,649	$608	$(2,692)	$16	$23	$(1,150)	$98	$(14,356)	$14,196	$(787)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within
Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$93	Other Valuation Techniques (2)	—	—
Corporate Bonds & Notes
Banking & Finance	3,129	Proxy Pricing	Base Price	102.67
	6,896	Reference Instrument	Spread movement	16.00 - 561.19 bps
Industrials	2,879	Proxy Pricing	Base Price	6.94 - 100.09
Non-Agency Mortgage-Backed Securities	898	Proxy Pricing	Base Price	7.38 - 102.5
Asset-Backed Securities	71	Proxy Pricing	Base Price	3.75
Common Stocks
Financials	228	Other Valuation Techniques (2)	—	—
Warrants
Industrials	2	Proxy Pricing	Base Price	0.37

Total	$14,196

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund, less any liabilities, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign
(non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels, along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2016, the aggregate cost and the gross and the net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$ 520,589	$ 46,696	$ (45,963)	$ 733

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NAB	National Australia Bank Ltd.
BOA	Bank of America N.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BOS	Banc of America Securities LLC	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets
BPG	BNP Paribas Securities Corp.	JML	JPMorgan Securities PLC	RTA	Royal Bank of Canada
BPS	BNP Paribas S.A.	JPM	JPMorgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	JPS	JPMorgan Securities, Inc.	SCX	Standard Chartered Bank
CBA	Commonwealth Bank of Australia	MBC	HSBC Bank PLC	SOG	Societe Generale
CBK	Citibank N.A.	MSB	Morgan Stanley Bank N.A.	SSB	State Street Bank and Trust Co.
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	JPY	Japanese Yen
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar
CAD	Canadian Dollar

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPI	Consumer Price Index

Other Abbreviations:
ABS	Asset-Backed Security	BBSW	Bank Bill Swap Reference Rate	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	CDI	Brazil Interbank Deposit Rate	SP - ADR	Sponsored American Depositary Receipt
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Income Opportunity Fund

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 27, 2016

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 27, 2016

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: May 27, 2016